Accounts receivable (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Related parties	$ 118	$ 211
Accounts receivable	3,011	4,362
Expected credit loss	(44)	(43)
Accounts receivable, net	2,967	4,319
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Third parties	2,146	3,132
Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Third parties	731	984
All other segments [member]
IfrsStatementLineItems [Line Items]
Third parties	$ 16	$ 35